Note 10 - Options and Warrants to Purchase Common Stock (Details Textual)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 14, 2017 USD ($) $ / shares $ / item shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Oct. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Feb. 01, 2018 USD ($)	Dec. 07, 2016 shares	Dec. 31, 2015 $ / shares shares	Nov. 20, 2012 shares
Proceeds from Issuance of Common Stock | $					$ 1,585,000	$ 0	$ 1,060,000	$ 1,640,000
Number of Securities Called by Each Unit		1		1
Convertible Units, Number of Warrants Called by Each Unit		1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.15		$ 0.15		$ 0.14	$ 0.36			$ 1.15
Stock Issued During Period, Shares, in Lieu of Payment for Fees Associated with Private Placement				2,275,000			2,275,000
Class of Warrant or Right, Exercised							12,500,000
Stock Issued During Period, Shares, Warrant Exercised							3,125,000
Proceeds from Warrant Exercises | $							$ 125,000	$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			24,813,373		24,813,373		18,813,373	3,744,623			461,340
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					4,224,999		35,810,289	3,771,488
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.11		$ 0.06	$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $			$ 4,114,914		$ 4,114,914		$ 0
Price Per Unit | $ / item	0.04
Performance-based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	27,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.06
Performance-based Options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Performance-based Options, Vesting Feature, Close Sale of Units, Amount | $	$ 600,000
Performance-based Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Performance-based Options, Vesting Feature, Close Sale of Units, Amount | $	$ 900,000
Performance-based Options, Vesting Feature, Additional Cash Proceeds | $	$ 900,000								$ 900,000
Performance-based Options [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	8.30%
Performance-based Options, Vesting Feature, EBITDA, Positive Period	1 year
Performance-based Options [Member] | Share-based Compensation Award, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	8.30%
Performance-based Options, Vesting Feature, EBITDA, Minimum Value Over 12 Month Period | $	$ 2,000,000
Performance-based Options [Member] | Share-based Compensation Award, Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	8.40%
Performance-based Options, Vesting Feature, EBITDA, Minimum Value Over 12 Month Period | $	$ 4,000,000
Employee Stock Option [Member]
Allocated Share-based Compensation Expense, Total | $			192,299		775,299		961,221	$ 698,350
Time-based Unvested Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $			442,520		$ 442,520		$ 303,522
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					193 days		146 days
Performance-based Unvested Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $			$ 354,750		$ 354,750		$ 709,500
LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												8,900,000
Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										15,000,000
Warrant in Connection with August 2017 Offering [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				0.25
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.04
Warrants Issued in Connection with Series A Notes and Series 2023 Notes [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,000,000
Warrants and Rights Outstanding | $	$ 522,710
Warrants In Connection with Units [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	0.25
Private Placement [Member]
Stock Issued During Period, Shares, New Issues		10,933,333		26,500,000	8,000,000		26,500,000	10,933,333
Proceeds from Issuance of Common Stock | $		$ 1,640,000		$ 1,060,000			$ 1,060,000
Convertible Units, Number of Warrants Called by Each Unit			1		1		1	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1		1		0.25	0.3
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.08		$ 0.08		$ 0.04
Stock Issued During Period, Shares, in Lieu of Payment for Fees Associated with Private Placement							2,275,000
Private Placement [Member] | Warrant in Connection with June 2016 Offering [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		0.3
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.25